Organization - Ownership interest (Details)	9 Months Ended
Sep. 30, 2020
Hangzhou Aimi or VIE
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of direct or indirect ownership in VIEs	100.00%
Shanghai Xunmeng
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of direct or indirect ownership in VIEs	100.00%
Walnut HK
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company	100.00%
Hangzhou Weimi or WFOE
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company	100.00%
Walnut Street (Shanghai)
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company	100.00%
Xinzhijiang
Major subsidiaries, consolidated VIE and the subsidiary of the VIE
Percentage of ownership by the Company	100.00%